Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 29, 2012		Jan. 01, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, balance at beginning of year			$ 101,000
Allowance for doubtful accounts, balance at end of year	101,000		47,000
Effects of changes in foreign currency translation	(3,000)		1,000		2,000
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, balance at beginning of year			101		35
Charged to expense	72		6		4
Other, Additions	0	[1]	1	[1]	2	[1]
Write-offs	(3)	[2]	(61)	[2]	(6)	[2]
Other, Deductions	(3)	[1]	0	[1]	0	[1]
Allowance for doubtful accounts, balance at end of year	101		47		35
Write off related to Greek distributor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Write-offs			$ 55,000

[1]	In 2012, 2011 and 2010, $1 million, $(3) million, and $2 million, respectively, of “other” represents the effects of changes in foreign currency translation.
[2]	Uncollectible accounts written off, net of recoveries. During 2012, the Company wrote-off $55 million related to its Greek distributor, previously reserved for during the fiscal year ended December 31, 2011.